ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2014	2015
	RMB	RMB

Accounts receivable	130,140	127,893
Less: Allowance for doubtful accounts	(116,615)	(116,615)
Accounts receivable, net	13,525	11,278

Allowance for doubtful accounts:

	As of December 31,
	2014	2015
	RMB	RMB

Balance at beginning of year	(113,074)	(116,615)
Addition	(8,041)	-
Reversal	4,500	-
Balance at end of year	(116,615)	(116,615)

Full provision was provided for the receivable from contracting right of the canteen of Shenyang K-12 amounting to RMB 7,000 as of December 31, 2014, because the collectability is remote.

No bad debt provision was provided for the year ended December 31, 2015.